Investment Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investment Securities [Abstract]
Schedule of Investment Securities	Investment securities were comprised of the following:
	December 31, 2023	December 31, 2022
Investment in Digital Future Alliance Limited (“DFA”) (a)	$94,534	$94,534
Investment in Nine Blocks Offshore Feeder Fund (“Nine Blocks”) (b)	2,179,164	1,693,388
Investment in Auros Global Limited (c)	1,999,987	-
Investment in Ingonyama Ltd (e)	100,000	-
Total	$4,373,685	$1,787,922